SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Beginning balance	$ 13,520	$ 13,004
Additions	693,822
Write-off uncollectible balance
Foreign currency translation adjustments	(193)	(516)
Ending balance	$ 707,149	$ 13,520